INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Group Long term Investment Measured Under Equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Operating Data
Revenues	¥ 27,644	$ 3,893	¥ (221,563)	¥ 88,026
Income (Loss) from operations	(1,398,593)	(196,988)	(1,969,467)	(2,071,307)
Net loss	(1,465,694)	$ (206,439)	(2,507,317)	(2,331,541)
Balance Sheet Data
Current assets	2,336,669		3,626,476		$ 329,113
Current liabilities	411,814		758,166		$ 58,003
I-Mab Hangzhou
Operating Data
Revenues	122,604		103,826	5,660
Income (Loss) from operations	(313,600)		(356,734)	(295,186)
Net loss	(313,600)		(346,322)	(290,586)
Balance Sheet Data
Current assets	333,423		499,665
Non-current assets	1,508,244		1,432,328
Current liabilities	313,204		281,587
Non-current liabilities	349,821		232,083
Other equity investments
Operating Data
Income (Loss) from operations	11,123		(5,565)	(3,513)
Net loss	11,123		(5,565)	¥ (3,513)
Balance Sheet Data
Current assets	67,221		81,683
Non-current assets	313,282		135,347
Current liabilities	¥ 58		¥ 107